Investment Objectives and Goals - Rayliant NxtGen Multifactor International Equity ETF	Mar. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rayliant NxtGen Multifactor International Equity ETF (the “Fund”) seeks long-term capital appreciation.